Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Concentration Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of loans receivable. Our concentration risks for our top three customers listed by geographic real estate market are summarized in the table below:

	December 31, 2023		December 31, 2022
		Percent of		Percent of
	Borrower	Loan	Borrower	Loan
	City	Commitments	City	Commitments

Highest concentration risk	Pittsburgh, PA	29%	Pittsburgh, PA	27%
Second highest concentration risk	Cape Coral, FL	7%	Cape Coral, FL	9%
Third highest concentration risk	Palm Bay, FL	6%	Orlando, FL	7%